UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT

OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-7803

Name of Registrant: Vanguard Treasury Fund

Address of Registrant:	P.O. Box 2600
Valley Forge, PA 19482

Name and address of agent for service:	Heidi Stam, Esquire
P.O. Box 876
Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end: August 31

Date of reporting period: September 1, 2006–August 31, 2007

Item 1: Reports to Shareholders

# Vanguard® Money Market Funds Annual Report

August 31, 2007

Vanguard Prime Money Market Fund

Vanguard Federal Money Market Fund

Vanguard Treasury Money Market Fund

Vanguard Admiral™ Treasury Money Market Fund

>	The returns of Vanguard’s four money market funds for the fiscal year ended August 31, 2007, ranged from 4.9% to 5.4%.

>	The federal funds rate stood at 5.25% throughout the period, providing for the highest money market returns since the late 1990s.

>	The funds’ ten-year average returns are significantly ahead of those for their respective peer groups.

Contents

Your Fund’s Total Returns	1
Chairman’s Letter	2
Advisor’s Report	7
Prime Money Market Fund	9
Federal Money Market Fund	25
Treasury Money Market Fund	35
Admiral Treasury Money Market Fund	44
About Your Fund’s Expenses	55
Trustees Approve Advisory Arrangement	57
Glossary	58

Please note: The opinions expressed in this report are just that—informed opinions. They should not be considered promises or advice. Also, please keep in mind that the information and opinions cover the period through the date on the cover of this report. Of course, the risks of investing in your fund are spelled out in the prospectus.

Your Fund’s Total Returns

Fiscal Year Ended August 31, 2007

			Average	SEC 7-Day
	Ticker	Vanguard	Competing	Annualized Yield[2]
Vanguard Money Market Fund	Symbol	Fund	Fund[1]	8/31/2007
Prime
Investor Shares	VMMXX	5.2%	4.6%	5.11%
Institutional Shares[3]	VMRXX	5.4	5.1	5.27
Federal	VMFXX	5.2	4.6	5.03
Treasury	VMPXX	4.9	4.3	4.54
Admiral Treasury[4]	VUSXX	5.0	4.3	4.64

1 Peer groups are: for the Prime Money Market Fund Investor Shares, the Average Money Market Fund; for the Prime Money Market Fund Institutional Shares, the Average Institutional Money Market Fund; for the Federal Money Market Fund, the Average Government Money Market Fund; for the Treasury and Admiral Treasury Money Market Funds, the iMoneyNet Money Fund Report’s Average 100% Treasury Fund. For the Prime and Federal Money Market Funds, peer-group returns are derived from data provided by Lipper Inc.; for the Treasury and Admiral Treasury Money Market Funds, data provided by iMoneyNet, Inc.

2 SEC 7-day annualized yield as of August 31, 2007. The yield of a money market fund more closely reflects the current earnings of the fund than its total return.

3 This class of shares carries low expenses and is available for a minimum initial investment is $5 million.

4 Minimum initial investment is $50,000.

Chairman’s Letter

Dear Shareholder,

A year ago we reported that the federal funds rate had increased seven times over 12 months; by contrast, throughout the most recent fiscal year for Vanguard’s money market funds, the rate was flat. Consequently, yields were at their highest level in a decade, boosting income.

For the year ended August 31, 2007, total returns ranged from 4.9% for the Treasury Money Market Fund to 5.4% for the Prime Money Market Fund’s Institutional Shares. Each of the funds earned a return that exceeded the average result for its mutual fund peers.

The funds enjoy two interwoven competitive advantages: lower costs and high credit standards. Because the funds carry very low expense ratios, their managers don’t need to reach as far along the risk spectrum to seek to generate competitive yields. That was an advantage during the past 12 months, when markets became more volatile in reaction to increasing defaults on sub-prime mortgages, loans with weaker underwriting standards.

The table on page 4 illustrates this advantage by comparing the expense ratios of the funds and their peer groups. The table on page 5 shows the changes in yields over the year for each fund.

Bond markets rebounded as investors sought safety

Toward the end of the fiscal year, as investors sought refuge from the rough and tumble of stock and corporate bond markets, U.S. Treasury bond prices rose and yields fell. The declines in yield were most pronounced among Treasury securities with the shortest maturities.

Falling short-term yields helped restore the yield curve—which illustrates the relationship between short- and long-term bond yields—to its typical, upward-sloping pattern. At the start of the period, the curve had been mildly inverted. The broad taxable bond market returned 5.3% for the year. Lacking the boost from the late-summer rally in Treasuries, tax-exempt municipal securities returned less.

For the U.S. stock market, a nervous finish to the year

U.S. stocks produced a solid return for the fiscal year, despite a midsummer pullback. The market retreated as problems with low-quality mortgage loans rippled through investment portfolios. Financial stocks, which account for a big share of the U.S. market’s value, were the hardest hit as investment banking and consumer lending businesses throttled back.

The broad U.S. stock market returned 15.6% for the year, after hitting a high-water mark in July. Large-capitalization stocks bested small-caps, and growth-oriented stocks outperformed their value-oriented counterparts during the fiscal period, which ended amid a growing aversion to risk. Though not immune from the

Market Barometer
		Average Annual Total Returns
		Periods Ended August 31, 2007
	One Year	Three Years	Five Years
Bonds
Lehman U.S. Aggregate Bond Index (Broad taxable market)	5.3%	3.7%	4.3%
Lehman Municipal Bond Index	2.3	3.5	4.2
Citigroup 3-Month Treasury Bill Index	5.1	3.9	2.8

Stocks
Russell 1000 Index (Large-caps)	15.3%	12.8%	12.5%
Russell 2000 Index (Small-caps)	11.4	14.5	16.6
Dow Jones Wilshire 5000 Index (Entire market)	15.6	13.4	13.3
MSCI All Country World Index ex USA (International)	23.0	25.2	22.0

CPI
Consumer Price Index	2.0%	3.1%	2.8%

turmoil in U.S. credit markets, international stocks handily outperformed U.S. stocks for the full 12 months.

Funds’ competitive advantage shone during liquidity crunch

Yields on the funds did not change appreciably during the fiscal year. Despite much speculation as to whether the Federal Reserve Board would raise or lower short-term rates, the Fed stood pat, leaving the federal funds rate at 5.25% for the full period.

The year was far from uneventful, however. During the spring and summer of 2007, subprime mortgage loans increasingly fell into default, triggering downgrades of investment securities backed by pools of these loans. Many money market funds had invested in (and continue to invest in) these mortgage-backed pools, which can boost fund yields but can create liquidity problems should the securities be downgraded—as many have been.

Vanguard’s money market funds don’t invest in these securities. Our fund managers are focused first and foremost on liquidity and credit quality, and the subprime mortgage securities never passed these tests. And, as I noted earlier, our funds also offer lower expense ratios than most competitors, removing the need to reach for higher yields from securities backed by less-solid assets.

Each fund met its mandate to generate superior relative returns, provide liquidity, and preserve principal (the share price of

Expense Ratios[1]
Your fund compared with its peer group
	Fund	Peer Group
	Expense	Expense
Money Market Fund	Ratio	Ratio
Prime
Investor Shares	0.24%	0.91%
Institutional Shares	0.08	0.44
Federal	0.24	0.81
Treasury	0.24	0.76
Admiral Treasury	0.10	0.76

1 Fund expense ratios reflect the fiscal year ended August 31, 2007. Peer groups are: for the Prime Money Market Fund Investor Shares, the Average Money Market Fund; for the Prime Money Market Fund Institutional Shares, the Average Institutional Money Market Fund; for the Federal Money Market Fund, the Average Government Money Market Fund; for the Treasury and Admiral Treasury Money Market Funds, the Average U.S. Treasury Money Market Fund. Peer-group expense ratios are derived from data provided by Lipper Inc. and capture information through year-end 2006.

each held steady at $1, as is expected but not guaranteed). The variation in the funds’ returns primarily reflects incremental differences in risk exposure and cost within this group of low-risk, low-cost portfolios.

The funds have demonstrated excellent long-term performance

Over the long term, the cost advantage offered by the Vanguard Money Market Funds has become increasingly apparent. The funds also benefit from the investment-management skills of our Fixed Income Group, whose portfolio managers demonstrated their expertise over the past year by shunning mortgage-backed securities that managers around the globe selected for their portfolios. The table on page 6 shows the average annual returns for the funds and their peer groups for the ten years ended August 31, 2007.

If you hold shares of a mutual fund whose expense ratio is one-half the average for its peer group, it stands to reason that you’ll keep a greater portion of the return on your investment. A competing argument from some quarters is: “You get what you pay for.” In the money market world, however, years of empirical evidence have shown no benefit to paying a higher price. Money market fund managers are fishing in the same shallow pond of short-term debt. A fund with higher costs must by definition take on more risk to cover those costs and produce a high-enough return to attract investors.

Changes in Yields

	SEC 7-Day Annualized Yield
	August 31,	August 31,
Money Market Fund	2007	2006
Prime
Investor Shares	5.11%	5.11%
Institutional Shares	5.27	5.31
Federal	5.03	5.05
Treasury	4.54	4.75
Admiral Treasury	4.64	4.92

Vanguard’s lower expense ratio means its managers can seek to produce a competitive return without reaching for lower-quality securities and the higher yields they offer. Money market funds are meant to be safe, liquid investments. That’s why our managers focus on these two attributes when selecting securities for our portfolios. The summer’s market turmoil was a good reminder of the importance of careful credit selection.

Thank you for entrusting your assets to Vanguard.

Sincerely,

John J. Brennan

Chairman and Chief Executive Officer

September 14, 2007

Total Returns
Ten Years Ended August 31, 2007
	Average Annual Total Return
		Average
	Vanguard	Competing
Money Market Fund	Fund	Fund[1]
Prime
Investor Shares	3.8%	3.2%
Institutional Shares	4.0	3.6
Federal	3.7	3.2
Treasury	3.5	3.1
Admiral Treasury	3.7	3.1

Investment returns will fluctuate. The figures shown represent past performance, which is not a guarantee of future results that may be achieved by the funds. Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at www.vanguard.com/performance.

1 Peer groups are: for the Prime Money Market Fund Investor Shares, the Average Money Market Fund; for the Prime Money Market Fund Institutional Shares, the Average Institutional Money Market Fund; for the Federal Money Market Fund, the Average Government Money Market Fund; for the Treasury and Admiral Treasury Money Market Funds, the iMoneyNet Money Fund Report’s Average 100% Treasury Fund. For the Prime and Federal Money Market Funds, peer-group returns are derived from data provided by Lipper Inc.; for the Treasury and Admiral Treasury Money Market Funds, data provided by iMoneyNet, Inc.

Advisor’s Report

During the past 12 months, the Vanguard Money Market Funds posted returns ranging from 4.9% to 5.4%. All of the funds outpaced their peer groups’ average returns for the year ended August 31, 2007.

The investment environment

Throughout the year, the Federal Reserve Board left its target for the federal funds rate unchanged at 5.25%. As the Fed explained in August, its goal was to address concerns that inflation “will fail to moderate as expected,” but to do so without jeopardizing the economic expansion.

The Fed’s stance kept the yields on money market securities at attractive levels for most of the period. In July and August, however, this benign investment environment turned treacherous. Problems with subprime mortgage loans and related securities reverberated through the fixed income markets, including the very short-term securities that make up the money markets. This turbulent period helped showcase the strengths of the Vanguard money market funds’ investment approach.

The management of the funds

Over the years, we have used the opportunity of these shareholder reports to remind you that we emphasize safety and liquidity over everything else. We believe that we can achieve superior returns while investing in high-quality assets because our low expense ratio gives us a significant advantage over our competitors.

As the subprime crisis unfolded, the press scrutinized a host of securities with large subprime mortgage exposure, such as collateralized debt obligations, structured investment vehicles, and extendible commercial paper. While we passed the test by not owning any of the securities in question, our funds were not immune to their impact.

Asset-backed securities with strong credentials—even those without any subprime exposure—underperformed in this period, as investors demonstrated a strong preference for bank certificates of deposit and corporate commercial paper. Although asset-backed securities represented a small portion of the Prime Money Market Fund’s assets and posed no risk to the portfolio, we chose to take the conservative approach and liquidate the holding. This action had no impact on the fund’s performance.

In the Federal Money Market Fund, we increased our holdings in floating-rate agency securities, which offer superior returns to agency discount notes. We also extended the portfolio’s duration, increasing its investment in longer-maturity assets. We made similar shifts in the Treasury and Admiral Treasury Money Market Funds. These moves reflected our assessment that signs of slowing economic growth might cause the Fed to lower its short-term rate target, reducing the yields available from new securities.

In time, conditions in the money markets and the broader fixed income markets will improve. As always, we will scrutinize our investment outlook and take the appropriate course of action. True to our mandate, we’ll take the conservative path and look to our low expense ratios to help win the day for us.

David R. Glocke, Principal

Vanguard Fixed Income Group

September 20, 2007

Prime Money Market Fund

Fund Profile

As of August 31, 2007

Financial Attributes

Yield
Investor Shares	5.11%
Institutional Shares	5.27%
Average Weighted Maturity	48 days
Average Quality[1]	Aa1
Expense Ratio
Investor Shares	0.24%
Institutional Shares	0.08%

Distribution by Credit Quality[1] (% of portfolio)

Aaa	36.9%
Aa	60.0
A	3.1

Sector Diversification (% of portfolio)

Banker’s Acceptances	2.5%
Finance
Commercial Paper	16.6
Certificates of Deposit	47.3
Treasury/Agency	23.5
Other	10.1

1 Moody’s Investors Service.

See page 58 for a glossary of investment terms.

Prime Money Market Fund

Performance Summary

Investment returns will fluctuate. All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at www.vanguard.com/performance.) The returns shown do not reflect taxes that a shareholder would pay on fund distributions. An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1 per share, it is possible to lose money by investing in the fund. The annualized yield shown reflects the current earnings of the fund more closely than do the average annual returns.

		Average Annual Total Returns		Final Value
		Periods Ended August 31, 2007		of a $10,000
	One Year	Five Years	Ten Years	Investment
Prime Money Market Fund Investor Shares[1]	5.23%	2.76%	3.76%	$14,457
Citigroup 3-Month Treasury Index	5.05	2.78	3.66	14,323
Average Money Market Fund[2]	4.55	2.16	3.16	13,646

				Final Value
				of a $5,000,000
	One Year	Five Years	Ten Years	Investment
Prime Money Market Fund Institutional Shares	5.39%	2.96%	3.95%	$7,367,550
Citigroup 3-Month Treasury Index	5.05	2.78	3.66	7,161,595
Average Institutional Money Market Fund[2]	5.05	2.61	3.61	7,131,123

1 Total returns do not include the account service fee that may be applicable to certain accounts with balances below $10,000.

2 Returns for Average Money Market Fund and Average Institutional Money Market Fund are derived from data provided by Lipper Inc.

Prime Money Market Fund

Fiscal-Year Total Returns (%): August 31, 1997–August 31, 2007

	Prime Money Market Fund	Average
Fiscal Year	Investor Shares	Fund[1]
1998	5.5%	4.9%
1999	5.0	4.4
2000	5.9	5.3
2001	5.4	4.8
2002	2.1	1.4
2003	1.1	0.6
2004	0.8	0.4
2005	2.3	1.7
2006	4.4	3.7
2007	5.2	4.6
SEC 7-Day Annualized Yield (8/31/2007): 5.11%

Average Annual Total Returns: Periods Ended June 30, 2007

This table presents average annual total returns through the latest calendar quarter—rather than through the end of the fiscal period. Securities and Exchange Commission rules require that we provide this information.

	Inception Date	One Year	Five Years	Ten Years
Prime Money Market Fund
Investor Shares[2]	6/4/1975	5.22%	2.63%	3.76%
Institutional Shares	10/3/1989	5.39	2.84	3.96

1 Returns for Average Money Market Fund are derived from data provided by Lipper Inc.

2 Total returns do not include the account service fee that may be applicable to certain accounts with balances below $10,000. Note: See Financial Highlights tables on pages 21 and 22 for dividend information.

Prime Money Market Fund

Financial Statements

Statement of Net Assets

As of August 31, 2007

The fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at www.sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

				Face	Market
			Maturity	Amount	Value•
		Yield[1]	Date	($000)	($000)
U.S. Government and Agency Obligations (23.7%)
[2,3]	Federal Farm Credit Bank	5.220%	10/9/07	74,000	73,992
[2,3]	Federal Home Loan Bank	5.200%	9/19/07	295,000	294,937
[2,3]	Federal Home Loan Bank	5.210%	9/24/07	378,000	377,884
[2,3]	Federal Home Loan Bank	5.190%	10/5/07	910,000	909,408
[2,3]	Federal Home Loan Bank	5.200%	10/24/07	195,000	194,914
[2,3]	Federal Home Loan Bank	5.438%	11/19/07	2,770,000	2,770,000
[2,3]	Federal Home Loan Bank	5.438%	12/5/07	1,917,000	1,916,867
2	Federal Home Loan Bank	5.187%	10/17/07	200,000	198,686
2	Federal Home Loan Bank	5.137%	1/25/08	46,869	45,916
2	Federal Home Loan Bank	5.135%	2/6/08	148,000	144,749
[2,3]	Federal Home Loan Mortgage Corp.	5.190%	9/26/07	4,245,000	4,242,288
[2,3]	Federal Home Loan Mortgage Corp.	5.200%	10/1/07	3,425,000	3,423,568
2	Federal Home Loan Mortgage Corp.	5.133%	1/28/08	145,406	142,391
2	Federal Home Loan Mortgage Corp.	4.964%	7/21/08	183,002	175,195
2	Federal Home Loan Mortgage Corp.	4.896%	8/18/08	322,635	307,903
[2,3]	Federal National Mortgage Assn.	5.190%	9/26/07	737,000	736,529
[2,3]	Federal National Mortgage Assn.	5.190%	10/9/07	2,700,000	2,698,225
2	Federal National Mortgage Assn.	5.195%	10/1/07	60,763	60,502
2	Federal National Mortgage Assn.	5.181%	10/9/07	97,297	96,769
2	Federal National Mortgage Assn.	5.124%–5.135%	1/30/08	504,546	493,962
2	Federal National Mortgage Assn.	4.929%	7/18/08	295,000	282,611
2	Federal National Mortgage Assn.	4.933%–4.943%	7/25/08	345,012	330,204
	U.S. Treasury Bill	5.020%	9/6/07	940,000	939,347
	U.S. Treasury Bill	4.510%	9/17/07	475,400	474,449
	U.S. Treasury Bill	4.654%	11/29/07	1,000,000	988,628
Total U.S. Government and Agency Obligations (Cost $22,319,924)					22,319,924
Commercial Paper (16.7%)
Bank Holding Company (0.2%)
	State Street Corp.	5.322%	9/20/07	196,000	195,457

Finance—Auto (0.5%)
	Toyota Motor Credit Corp.	5.302%	10/1/07	74,000	73,681
	Toyota Motor Credit Corp.	5.309%	10/12/07	98,400	97,821
	Toyota Motor Credit Corp.	5.309%	10/17/07	159,000	157,935
	Toyota Motor Credit Corp.	5.310%	10/18/07	159,000	157,912
					487,349

Prime Money Market Fund

				Face	Market
			Maturity	Amount	Value•
		Yield[1]	Date	($000)	($000)
Finance—Other (3.4%)
	American Express Credit Corp.	5.290%	9/4/07	98,000	97,957
	General Electric Capital Corp.	5.309%	9/10/07	675,000	674,116
	General Electric Capital Corp.	5.310%	9/11/07	675,000	674,018
	General Electric Capital Corp.	5.308%	10/15/07	742,000	737,311
	General Electric Capital Corp.	5.298%	11/13/07	500,000	494,768
	General Electric Capital Corp.	5.317%	11/21/07	500,000	494,173
					3,172,343
Foreign Banks (8.5%)
	Abbey National NA LLC	5.309%	10/17/07	400,000	397,322
4	Australia & New Zealand Banking Group, Ltd.	5.319%	10/22/07	240,000	238,217
4	Australia & New Zealand Banking Group, Ltd.	5.319%	10/29/07	117,000	116,011
	CBA (Delaware) Finance Inc.	5.319%	9/4/07	14,618	14,612
	CBA (Delaware) Finance Inc.	5.310%	9/6/07	183,000	182,867
	CBA (Delaware) Finance Inc.	5.297%	9/12/07	100,000	99,840
	CBA (Delaware) Finance Inc.	5.318%	9/17/07	416,000	415,030
	CBA (Delaware) Finance Inc.	5.297%	9/20/07	120,000	119,668
	CBA (Delaware) Finance Inc.	5.298%	9/24/07	153,000	152,487
	CBA (Delaware) Finance Inc.	5.297%	9/26/07	229,500	228,663
	CBA (Delaware) Finance Inc.	5.317%	10/2/07	98,000	97,555
	CBA (Delaware) Finance Inc.	5.317%	10/22/07	40,000	39,703
	CBA (Delaware) Finance Inc.	5.318%	10/23/07	40,000	39,697
4	Danske Corp.	5.309%	9/4/07	225,000	224,902
4	Danske Corp.	5.311%	10/12/07	400,000	397,645
4	Danske Corp.	5.308%	10/15/07	657,000	652,853
	Dexia Delaware LLC	5.316%	9/6/07	20,770	20,755
	HBOS Treasury Services PLC	5.317%	9/14/07	100,000	99,811
	HBOS Treasury Services PLC	5.324%	10/23/07	158,000	156,802
	HBOS Treasury Services PLC	5.324%	10/24/07	79,000	78,389
	HBOS Treasury Services PLC	5.331%	11/2/07	188,650	186,941
	Nordea North America Inc.	5.307%	10/29/07	155,700	154,387
	Nordea North America Inc.	5.300%	10/30/07	196,500	194,816
	Nordea North America Inc.	5.311%	11/1/07	200,000	198,224
	Nordea North America Inc.	5.376%	11/6/07	125,000	123,784
	Societe Generale N.A. Inc.	5.319%	10/22/07	200,000	198,514
	Svenska Handelsbanken, Inc.	5.309%	10/17/07	198,000	196,692
	UBS Finance (Delaware), LLC	5.309%–5.310%	10/10/07	645,000	641,386
	UBS Finance (Delaware), LLC	5.308%–5.311%	10/15/07	690,500	686,137
4	Westpac Banking Corp.	5.309%	9/4/07	72,571	72,539
4	Westpac Banking Corp.	5.310%–5.319%	10/11/07	412,371	410,001
4	Westpac Banking Corp.	5.310%	10/12/07	150,000	149,117
4	Westpac Banking Corp.	5.321%	10/19/07	350,000	347,583
4	Westpac Banking Corp.	5.305%	11/2/07	157,000	155,602
4	Westpac Banking Corp.	5.328%	11/5/07	85,000	84,194
4	Westpac Banking Corp.	5.310%	11/9/07	192,000	190,097
4	Westpac Banking Corp.	5.313%	11/13/07	289,000	285,970
					8,048,813
Foreign Industrial (3.1%)
4	Astrazeneca PLC	5.341%	9/19/07	494,500	493,197
4	Nestle Capital Corp.	5.357%	1/22/08	98,000	95,960
4	Nestle Capital Corp.	5.338%	2/20/08	492,000	479,777
4	Nestle Capital Corp.	5.339%	2/21/08	490,000	477,755
4	Nestle Capital Corp.	5.353%	2/28/08	492,000	479,183
4	Procter & Gamble
	International Funding SCA	5.302%–5.305%	9/7/07	82,250	82,178

Prime Money Market Fund

				Face	Market
			Maturity	Amount	Value•
		Yield[1]	Date	($000)	($000)
4	Procter & Gamble International Funding SCA	5.307%	9/10/07	74,500	74,403
4	Procter & Gamble International Funding SCA	5.305%	9/14/07	48,000	47,909
4	Procter & Gamble International Funding SCA	5.294%	10/4/07	49,000	48,764
4	Procter & Gamble International Funding SCA	5.289%	10/11/07	87,000	86,494
4	Procter & Gamble International Funding SCA	5.297%	10/22/07	50,000	49,630
4	Procter & Gamble International Funding SCA	5.300%	10/25/07	84,500	83,836
4	Procter & Gamble International Funding SCA	5.300%	10/26/07	94,926	94,168
4	Procter & Gamble International Funding SCA	5.298%	10/30/07	44,800	44,416
4	Procter & Gamble International Funding SCA	5.308%	10/31/07	97,000	96,153
4	Procter & Gamble International Funding SCA	5.312%	11/5/07	163,000	161,458
					2,895,281
Industrial (1.0%)
4	IBM International Group Capital LLC	5.297%	10/15/07	25,000	24,840
4	Wal-Mart Stores, Inc.	5.300%	11/6/07	45,000	44,569
4	Wal-Mart Stores, Inc.	5.296%–5.301%	11/13/07	564,000	558,038
4	Wal-Mart Stores, Inc.	5.301%	11/14/07	17,587	17,398
4	Wal-Mart Stores, Inc.	5.301%	11/19/07	150,000	148,285
4	Wal-Mart Stores, Inc.	5.301%	11/20/07	115,000	113,669
					906,799
Insurance (0.0%)
	Metlife Funding Inc.	5.296%	9/17/07	16,521	16,482
	Metlife Funding Inc.	5.299%	10/23/07	26,468	26,268
					42,750
Total Commercial Paper (Cost $15,748,792)					15,748,792
Certificates of Deposit (30.9%)
Certificates of Deposit—U.S. Banks (3.7%)
	Branch Banking & Trust Co.	5.295%	9/21/07	245,000	245,000
	Branch Banking & Trust Co.	5.305%	10/22/07	245,000	245,000
	Branch Banking & Trust Co.	5.315%	11/19/07	295,000	295,000
	Citibank, N.A.	5.330%	11/5/07	24,000	24,000
	HSBC Bank USA	5.370%	11/13/07	493,000	493,000
	HSBC Bank USA	5.500%	11/13/07	400,000	400,000
	State Street Bank & Trust	5.400%	2/25/08	250,000	250,000
	State Street Bank & Trust	5.400%	2/26/08	200,000	200,000
	State Street Bank & Trust	5.400%	2/28/08	493,000	493,000
	Wachovia Bank NA	5.320%	10/29/07	885,000	885,000
					3,530,000
Yankee Certificates of Deposit—U.S. Branches (27.2%)
	Abbey National Treasury Services PLC
	(Stamford Branch)	5.300%	10/16/07	495,000	495,000
	Banco Bilbao Vizcaya Argentaria, SA
	(New York Branch)	5.320%	9/20/07	750,000	750,000
	Banco Bilbao Vizcaya Argentaria, SA
	(New York Branch)	5.310%	10/22/07	475,000	475,000
	Banco Bilbao Vizcaya Argentaria, SA
	(New York Branch)	5.310%	10/22/07	1,000,000	1,000,000
	Bank of Montreal (Chicago Branch)	5.300%	9/14/07	500,000	500,000
	Bank of Montreal (Chicago Branch)	5.290%	11/9/07	350,000	350,000
	Bank of Nova Scotia (Portland Branch)	5.310%	10/23/07	400,000	400,000
	Bank of Nova Scotia (Portland Branch)	5.320%	11/1/07	688,000	688,000
	Bank of Nova Scotia (Portland Branch)	5.480%	11/29/07	700,000	700,000
	Barclays Bank PLC (New York Branch)	5.310%	9/4/07	500,000	500,000
	Barclays Bank PLC (New York Branch)	5.315%	9/5/07	400,000	400,000
	Barclays Bank PLC (New York Branch)	5.325%	10/17/07	300,000	300,000

Prime Money Market Fund

			Face	Market
		Maturity	Amount	Value•
	Yield[1]	Date	($000)	($000)
Barclays Bank PLC (New York Branch)	5.330%	11/1/07	500,000	500,000
BNP Paribas (New York Branch)	5.270%	9/26/07	330,000	330,000
BNP Paribas (New York Branch)	5.195%	10/9/07	250,000	250,000
BNP Paribas (New York Branch)	5.310%	10/12/07	200,000	200,000
BNP Paribas (New York Branch)	5.320%	10/19/07	987,000	987,000
BNP Paribas (New York Branch)	5.290%	10/23/07	300,000	300,000
Calyon (New York Branch)	5.310%	10/31/07	300,000	300,000
Canadian Imperial Bank of Commerce
(New York Branch)	5.300%	9/4/07	300,000	300,000
Canadian Imperial Bank of Commerce
(New York Branch)	5.310%	10/19/07	200,000	200,000
Canadian Imperial Bank of Commerce
(New York Branch)	5.360%	11/8/07	495,000	495,000
Credit Suisse (New York Branch)	5.310%	10/12/07	300,000	300,000
Credit Suisse (New York Branch)	5.300%	10/29/07	498,000	498,000
Credit Suisse (New York Branch)	5.305%	11/1/07	225,000	225,002
Deutsche Bank AG (New York Branch)	5.310%	10/9/07	500,000	500,000
Fortis Bank NV-SA (New York Branch)	5.300%	9/4/07	498,000	498,000
Fortis Bank NV-SA (New York Branch)	5.310%	9/10/07	500,000	500,000
Fortis Bank NV-SA (New York Branch)	5.320%	9/14/07	561,000	561,000
Fortis Bank NV-SA (New York Branch)	5.330%	11/1/07	250,000	250,000
Fortis Bank NV-SA (New York Branch)	5.300%	2/11/08	200,000	200,000
HBOS Treasury Services PLC (New York Branch)	5.315%	9/4/07	100,000	100,000
HBOS Treasury Services PLC (New York Branch)	5.320%	10/18/07	198,000	198,003
Lloyds TSB Bank PLC (New York Branch)	5.290%	9/4/07	890,000	890,000
Lloyds TSB Bank PLC (New York Branch)	5.300%	9/24/07	500,000	500,000
Nordea Bank Finland PLC (New York Branch)	5.295%	10/17/07	197,000	197,000
Nordea Bank Finland PLC (New York Branch)	5.350%	11/9/07	500,000	500,000
Nordea Bank Finland PLC (New York Branch)	5.500%	11/19/07	500,000	500,000
Rabobank Nederland (New York Branch)	5.270%	9/4/07	137,000	137,000
Rabobank Nederland (New York Branch)	5.300%	9/4/07	1,200,000	1,200,000
Rabobank Nederland (New York Branch)	5.240%	9/6/07	100,000	100,000
Rabobank Nederland (New York Branch)	5.300%	9/7/07	650,000	650,000
Rabobank Nederland (New York Branch)	5.310%	9/17/07	975,000	975,000
Royal Bank of Canada (New York Branch)	5.300%	9/4/07	740,000	740,000
Royal Bank of Scotland PLC (New York Branch)	5.310%	9/5/07	400,000	400,000
Royal Bank of Scotland PLC (New York Branch)	5.290%	10/18/07	1,000,000	1,000,000
Societe Generale (New York Branch)	5.260%	9/24/07	100,000	99,999
Societe Generale (New York Branch)	5.330%	11/1/07	300,000	300,000
Svenska Handelsbanken, AB (New York Branch)	5.310%	11/1/07	200,000	200,000
Svenska Handelsbanken, AB (New York Branch)	5.440%	3/4/08	750,000	750,000
Toronto Dominion (New York Branch)	5.300%	9/4/07	400,000	400,000
Toronto Dominion (New York Branch)	5.330%	11/5/07	490,000	490,000
Toronto Dominion (New York Branch)	5.500%	11/15/07	500,000	500,000
UBS AG (Stamford Branch)	5.380%	11/6/07	518,000	518,000
Westpac Banking Corp. (New York Branch)	5.310%	11/1/07	280,000	280,000
				25,577,004
Total Certificates of Deposit (Cost $29,107,004)				29,107,004
Eurodollar Certificates of Deposit (16.9%)
ABN–AMRO Bank NV	5.320%	10/16/07	800,000	800,000
ABN–AMRO Bank NV	5.315%	10/19/07	886,000	886,000
ABN–AMRO Bank NV	5.290%	10/22/07	295,000	295,000
Bank of Nova Scotia	5.300%	11/1/07	200,000	200,000
Barclays Bank PLC	5.310%	10/12/07	395,000	395,000
Barclays Bank PLC	5.320%	10/18/07	600,000	600,000

Prime Money Market Fund

			Face	Market
		Maturity	Amount	Value•
	Yield[1]	Date	($000)	($000)
BNP Paribas	5.270%	9/4/07	25,000	25,000
Credit Agricole S.A.	5.280%	9/28/07	500,000	500,000
Credit Agricole S.A.	5.310%	11/13/07	589,000	589,000
Credit Agricole S.A.	5.310%	11/19/07	489,000	489,000
Deutsche Bank AG	5.280%	9/28/07	300,000	300,000
Deutsche Bank AG	5.320%	10/17/07	240,000	240,003
Deutsche Bank AG	5.295%	10/23/07	550,000	550,000
Deutsche Bank AG	5.300%	10/29/07	125,000	125,000
Deutsche Bank AG	5.305%	11/13/07	460,000	460,005
HBOS Treasury Services PLC	5.320%	9/7/07	690,000	690,000
HBOS Treasury Services PLC	5.320%	9/14/07	1,000,000	1,000,000
HSBC Bank PLC	5.330%	1/30/08	197,000	196,992
ING Bank N.V.	5.320%	9/7/07	225,000	225,000
ING Bank N.V.	5.330%	10/11/07	684,000	684,000
ING Bank N.V.	5.320%	10/24/07	280,000	280,000
ING Bank N.V.	5.320%	11/2/07	500,000	500,000
ING Bank N.V.	5.330%	11/6/07	300,000	300,000
KBC Bank N.V.	5.380%	11/13/07	889,000	889,000
Landesbank Hessen-Thuringen	5.315%	9/13/07	490,000	490,000
National Australia Bank	5.290%	9/4/07	300,000	300,000
National Australia Bank	5.300%	9/24/07	500,000	500,000
National Australia Bank	5.310%	11/1/07	500,000	500,000
Royal Bank of Scotland PLC	5.300%	10/31/07	225,000	225,000
Royal Bank of Scotland PLC	5.480%	11/30/07	750,000	750,000
Societe Generale	5.320%	9/14/07	994,000	994,000
Societe Generale	5.310%	10/12/07	610,000	610,000
Societe Generale	5.320%	10/18/07	319,000	319,000
Total Eurodollar Certificates of Deposit (Cost $15,907,000)				15,907,000
Other Notes (2.6%)
Bank of America, N.A.	5.270%	9/24/07	200,000	200,000
Bank of America, N.A.	5.310%	10/12/07	244,000	244,000
Bank of America, N.A.	5.300%	11/1/07	1,000,000	1,000,000
Bank of America, N.A.	5.325%	11/19/07	970,000	970,000
Total Other Notes (Cost $2,414,000)				2,414,000
Repurchase Agreements (10.3%)
Barclays Capital Inc.
(Dated 8/31/07, Repurchase Value $1,877,105,000,
collateralized by Federal Farm Credit Bank
Discount Note, 9/25/07, Federal Farm Credit Bank
2.625%–5.125%, 9/17/07–10/19/15, Federal Home
Loan Bank Discount Note, 9/19/07–11/21/07,
Federal Home Loan Bank 3.250%–5.500%,
12/17/07–7/15/36, Federal Home Loan Mortgage
Corp. Discount Note, 11/19/07–8/18/08, Federal
Home Loan Mortgage Corp. 3.625%–6.750%,
2/15/08–9/15/29, Federal National Mortgage Assn.
Discount Note, 12/3/07–2/27/08, Federal National
Mortgage Assn. 2.500%–6.625%, 4/10/08–7/15/37)	5.300%	9/4/07	1,876,000	1,876,000
BNP Paribas Securities Corp.
(Dated 8/31/07, Repurchase Value $252,144,000,
collateralized by U.S. Treasury Note 2.375%, 4/15/11)	5.150%	9/4/07	252,000	252,000

Prime Money Market Fund

			Face	Market
		Maturity	Amount	Value•
	Yield[1]	Date	($000)	($000)
BNP Paribas Securities Corp.
(Dated 8/31/07, Repurchase Value $393,231,000,
collateralized by Federal Farm Credit Bank 5.200%,
2/14/11, Federal Home Loan Bank 4.375%–5.500%,
1/16/09–7/15/36, Federal Home Loan Mortgage
Corp. Discount Note, 11/5/07 Federal Home
Loan Mortgage Corp. 4.500%–5.125%,
10/15/08–1/15/14, Federal National Mortgage
Assn. 4.375%–7.125%, 9/15/09–1/15/30)	5.300%	9/4/07	393,000	393,000
Citigroup Global Markets, Inc.
(Dated 8/31/07, Repurchase Value $402,237,000,
collateralized by Federal Farm Credit Bank
4.850%–5.050%, 3/8/17–7/29/20, Federal Home
Loan Bank Discount Note, 9/21/07, Federal Home
Loan Bank 4.500%–7.625%, 8/14/09–7/15/36,
Federal Home Loan Mortgage Corp. 4.500%,
1/15/15, Federal National Mortgage Assn.
4.900–6.250%, 9/2/08–5/15/29)	5.300%	9/4/07	402,000	402,000
Citigroup Global Markets, Inc.
(Dated 8/8/07, Repurchase Value $502,402,000,
collateralized by Federal Home Loan Bank
3.500%–5.750%, 11/15/07–6/12/15, Federal
Home Loan Mortgage Corp. Discount Note,
2/11/08, Federal Home Loan Mortgage Corp.
4.125%–6.750%, 10/18/10–9/15/29,
Federal National Mortgage Assn. Discount Note,
9/14/07, Federal National Mortgage Assn.
4.375%–7.125%, 1/15/09–10/15/14)	5.240%	9/10/07	500,000	500,000
Credit Suisse Securities (USA), LLC
(Dated 8/31/07, Repurchase Value $1,469,857,000,
collateralized by Federal Farm Credit Bank Discount
Note, 9/7/07, Federal Home Loan Bank Discount
Note, 9/13/07–2/6/08, Federal Home Loan
Mortgage Corp. Discount Note, 9/5/07–4/11/08,
Federal Home Loan Mortgage Corp.
3.625%–5.500%, 9/17/07–4/18/16, Federal National
Mortgage Assn. Discount Note, 10/9/07–2/27/08,
Federal National Mortgage Assn. 4.125%–6.625%,
4/10/08–9/11/28)	5.250%	9/4/07	1,469,000	1,469,000
Deutsche Bank Securities, Inc.
(Dated 8/31/07, Repurchase Value $2,258,329,000,
collateralized by Federal Home Loan Bank Discount
Note, 11/23/07, Federal Home Loan Bank
3.625%–5.375%, 1/15/08–8/15/24, Federal
Home Loan Mortgage Corp. 4.75%–5.625%,
3/5/09–9/15/11, Federal National Mortgage Assn.
Discount Note, 9/28/07, Federal National Mortgage
Assn. 3.250%–7.250%, 8/15/08–5/15/11)	5.300%	9/4/07	2,257,000	2,257,000
UBS Securities LLC
(Dated 8/31/07, Repurchase Value $248,140,000,
collateralized by Federal Home Loan Mortgage
Corp. 4.750%, 11/17/15)	5.080%	9/4/07	248,000	248,000

Prime Money Market Fund

			Face	Market
		Maturity	Amount	Value•
	Yield[1]	Date	($000)	($000)
UBS Securities LLC
(Dated 8/31/07, Repurchase Value $1,753,413,000,
collateralized by Federal Home Loan Mortgage
Corp. 4.375%–5.250%, 11/16/07–4/18/16,
Federal National Mortgage Assn. 5.375%–7.125%,
7/15/16–1/15/30)	5.270%	9/4/07	1,752,387	1,752,387
UBS Securities LLC
(Dated 8/8/07, Repurchase Value $502,188,000,
collateralized by Federal Home Loan Mortgage
Corp. 4.750%–7.000%, 9/16/08–11/17/15)	5.250%	9/7/07	500,000	500,000
Total Repurchase Agreements (Cost $9,649,387)				9,649,387
Total Investments (101.1%) (Cost $95,146,107)				95,146,107
Other Assets and Liabilities (–1.1%)
Other Assets—Note B				1,129,637
Payables for Investment Securities Purchased				(1,916,867)
Other Liabilities				(285,302)
				(1,072,532)
Net Assets (100%)				94,073,575

At August 31, 2007, net assets consisted of:
Amount
($000)
Paid-in Capital	94,078,462
Undistributed Net Investment Income	—
Accumulated Net Realized Losses	(4,887)
Unrealized Appreciation	—
Net Assets	94,073,575

Investor Shares—Net Assets
Applicable to 84,056,238,087 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	84,051,978
Net Asset Value Per Share—Investor Shares	$1.00

Institutional Shares—Net Assets
Applicable to 10,022,230,228 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	10,021,597
Net Asset Value Per Share—Institutional Shares	$1.00

•	See Note A in Notes to Financial Statements.

1 Represents annualized yield at date of purchase for discount securities, and coupon for coupon-bearing securities.

2 The issuer operates under a congressional charter; its securities are neither issued nor guaranteed by the U.S. government. If needed, access to additional funding from the U.S. Treasury (beyond the issuer’s line of credit) would require congressional action.

3 Adjustable-rate note.

4 Security exempt from registration under Section 4(2) of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration only to dealers in that program or other “accredited investors.” At August 31, 2007, the aggregate value of these securities was $7,126,811,000, representing 7.6% of net assets.

Prime Money Market Fund

Statement of Operations

Year Ended
August 31, 2007
($000)
Investment Income
Income
Interest	4,401,201
Total Income	4,401,201
Expenses
The Vanguard Group—Note B
Investment Advisory Services	6,619
Management and Administrative
Investor Shares	148,609
Institutional Shares	4,178
Marketing and Distribution
Investor Shares	18,324
Institutional Shares	2,082
Custodian Fees	1,185
Auditing Fees	31
Shareholders’ Reports
Investor Shares	856
Institutional Shares	18
Trustees’ Fees and Expenses	106
Total Expenses	182,008
Net Investment Income	4,219,193
Realized Net Gain (Loss) on Investment Securities Sold	(2,256)
Change in Unrealized Appreciation (Depreciation) of Investment Securities	—
Net Increase (Decrease) in Net Assets Resulting from Operations	4,216,937

Prime Money Market Fund

Statement of Changes in Net Assets

	Year Ended August 31,
	2007	2006
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	4,219,193	2,571,798
Realized Net Gain (Loss)	(2,256)	(850)
Change in Unrealized Appreciation (Depreciation)	—	—
Net Increase (Decrease) in Net Assets Resulting from Operations	4,216,937	2,570,948
Distributions
Net Investment Income
Investor Shares	(3,771,878)	(2,322,506)
Institutional Shares	(447,315)	(249,292)
Realized Capital Gain
Investor Shares	—	—
Institutional Shares	—	—
Total Distributions	(4,219,193)	(2,571,798)
Capital Share Transactions—Investor Shares (at $1.00)
Issued	96,242,797	77,995,216
Issued in Lieu of Cash Distributions	3,654,662	2,258,557
Redeemed	(80,421,310)	(62,129,327)
Net Increase (Decrease)—Investor Shares	19,476,149	18,124,446
Capital Share Transactions—Institutional Shares (at $1.00)
Issued	15,512,668	7,088,080
Issued in Lieu of Cash Distributions	419,628	235,871
Redeemed	(12,179,315)	(6,819,158)
Net Increase (Decrease)—Institutional Shares	3,752,981	504,793
Total Increase (Decrease)	23,226,874	18,628,389
Net Assets
Beginning of Period	70,846,701	52,218,312
End of Period	94,073,575	70,846,701

Prime Money Market Fund

Financial Highlights

Investor Shares

	Year Ended August 31,
For a Share Outstanding Throughout Each Period	2007	2006	2005	2004	2003
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Investment Operations
Net Investment Income	.051	.043	.023	.008	.011
Net Realized and Unrealized Gain (Loss)
on Investments	—	—	—	—	—
Total from Investment Operations	.051	.043	.023	.008	.011
Distributions
Dividends from Net Investment Income	(.051)	(.043)	(.023)	(.008)	(.011)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(.051)	(.043)	(.023)	(.008)	(.011)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[1]	5.23%	4.38%	2.31%	0.83%	1.12%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$84,052	$64,578	$46,454	$43,884	$47,341
Ratio of Total Expenses to
Average Net Assets	0.24%	0.29%	0.30%	0.30%	0.32%
Ratio of Net Investment Income to
Average Net Assets	5.10%	4.33%	2.29%	0.82%	1.12%

1 Total returns do not include the account service fee that may be applicable to certain accounts with balances below $10,000.

Prime Money Market Fund

Institutional Shares

	Year Ended August 31,
For a Share Outstanding Throughout Each Period	2007	2006	2005	2004	2003
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Investment Operations
Net Investment Income	.053	.045	.025	.010	.013
Net Realized and Unrealized Gain (Loss)
on Investments	—	—	—	—	—
Total from Investment Operations	.053	.045	.025	.010	.013
Distributions
Dividends from Net Investment Income	(.053)	(.045)	(.025)	(.010)	(.013)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(.053)	(.045)	(.025)	(.010)	(.013)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return	5.39%	4.58%	2.52%	1.05%	1.33%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$10,022	$6,269	$5,764	$5,301	$4,296
Ratio of Total Expenses to
Average Net Assets	0.08%	0.09%	0.09%	0.09%	0.10%
Ratio of Net Investment Income to
Average Net Assets	5.26%	4.53%	2.51%	1.05%	1.32%

See accompanying Notes, which are an integral part of the Financial Statements.

Prime Money Market Fund

Notes to Financial Statements

Vanguard Prime Money Market Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund invests in short-term debt instruments of companies primarily operating in specific industries, particularly financial services; the issuers’ abilities to meet their obligations may be affected by economic developments in such industries.

The fund offers two classes of shares, Investor Shares and Institutional Shares. Investor Shares are available to any investor who meets the fund’s minimum purchase requirements. Institutional Shares are designed for investors who meet certain administrative and service criteria and invest a minimum of $5 million.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued at amortized cost, which approximates market value.

2. Repurchase Agreements: The fund may invest in repurchase agreements. Securities pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal; however, in the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Accordingly, no provision for federal income taxes is required in the financial statements.

4. Distributions: Dividends from net investment income are declared daily and paid on the first business day of the following month.

5. Other: Interest income is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date the securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the fund under methods approved by the board of trustees. The fund has committed to provide up to 0.40% of its net assets in capital contributions to Vanguard. At August 31, 2007, the fund had contributed capital of $8,140,000 to Vanguard (included in Other Assets), representing 0.01% of the fund’s net assets and 8.14% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and officers of Vanguard.

Prime Money Market Fund

C. In June 2006, the Financial Accounting Standards Board issued Interpretation No. 48 (“FIN 48”), “Accounting for Uncertainty in Income Taxes.” FIN 48 establishes the minimum threshold for recognizing, and a system for measuring, the benefits of tax-return positions in financial statements, and is effective for the fund’s fiscal year beginning September 1, 2007. Management has analyzed the fund’s tax positions taken on federal income tax returns for all open tax years (tax years ended August 31, 2004–2007) for purposes of implementing FIN 48, and has concluded that as of August 31, 2007, no provision for income tax would be required in the fund’s financial statements.

Federal Money Market Fund

Fund Profile

As of August 31, 2007

Financial Attributes

Yield	5.03%
Average Weighted Maturity	62 days
Average Quality[1]	Aaa
Expense Ratio	0.24%

Distribution by Credit Quality[1] (% of portfolio)

Aaa	100.0%

Sector Diversification (% of portfolio)

Treasury/Agency	83.4%
Other	16.6

1 Moody’s Investors Service.

See page 58 for a glossary of investment terms.

Federal Money Market Fund

Performance Summary

Investment returns will fluctuate. All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at www.vanguard.com/performance.) The returns shown do not reflect taxes that a shareholder would pay on fund distributions. An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1 per share, it is possible to lose money by investing in the fund. The annualized yield shown reflects the current earnings of the fund more closely than do the average annual returns.

	Average Annual Total Returns			Final Value
	Periods Ended August 31, 2007			of a $10,000
	One Year	Five Years	Ten Years	Investment
Federal Money Market Fund[1]	5.17%	2.72%	3.71%	$14,401
Citigroup 3-Month Treasury Index	5.05	2.78	3.66	14,323
Average Government Money Market Fund[2]	4.59	2.21	3.20	13,701

1 Total returns do not include the account service fee that may be applicable to certain accounts with balances below $10,000.

2 Returns for Average Government Money Market Fund are derived from data provided by Lipper Inc.

Federal Money Market Fund

Fiscal-Year Total Returns (%): August 31, 1997–August 31, 2007
	Federal Money	Average
Fiscal Year	Market Fund	Fund[1]
1998	5.4%	5.0%
1999	4.9	4.4
2000	5.8	5.3
2001	5.4	4.8
2002	2.1	1.5
2003	1.1	0.7
2004	0.8	0.4
2005	2.3	1.7
2006	4.3	3.8
2007	5.2	4.6
SEC 7-Day Annualized Yield (8/31/2007): 5.03%

Average Annual Total Returns: Periods Ended June 30, 2007

This table presents average annual total returns through the latest calendar quarter—rather than through the end of the fiscal period. Securities and Exchange Commission rules require that we provide this information.

	Inception Date	One Year	Five Years	Ten Years
Federal Money Market Fund[2]	7/13/1981	5.16%	2.60%	3.72%

1 Returns for Average Government Money Market Fund are derived from data provided by Lipper Inc.

2 Total returns do not include the account service fee that may be applicable to certain accounts with balances below $10,000.

Note: See Financial Highlights table on page 33 for dividend information.

Federal Money Market Fund

Financial Statements

Statement of Net Assets

As of August 31, 2007

The fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at www.sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

				Face	Market
			Maturity	Amount	Value•
		Yield[1]	Date	($000)	($000)
U.S. Government and Agency Obligations (83.7%)
[2,3]	Federal Farm Credit Bank	5.220%	10/9/07	75,000	74,992
[2,3]	Federal Home Loan Bank	5.210%	9/17/07	350,000	349,894
[2,3]	Federal Home Loan Bank	5.200%	9/19/07	150,000	149,968
[2,3]	Federal Home Loan Bank	5.210%	9/19/07	150,000	149,954
[2,3]	Federal Home Loan Bank	5.210%	9/24/07	75,000	74,977
[2,3]	Federal Home Loan Bank	5.200%	10/24/07	300,000	299,868
2	Federal Home Loan Bank	5.178%	10/31/07	181,797	180,246
[2,3]	Federal Home Loan Bank	5.438%	11/19/07	70,000	70,000
[2,3]	Federal Home Loan Bank	5.438%	12/5/07	70,000	69,995
2	Federal Home Loan Bank	5.135%	1/30/08	29,776	29,150
2	Federal Home Loan Bank	5.134%	2/6/08	47,000	45,968
2	Federal Home Loan Bank	4.955%	2/20/08	31,681	30,949
2	Federal Home Loan Bank	5.024%	2/22/08	37,900	37,002
2	Federal Home Loan Bond	5.155%	9/12/07	100,000	99,843
2	Federal Home Loan Bond	5.098%	2/11/08	87,000	85,042
2	Federal Home Loan Mortgage Corp.	5.213%	9/4/07	290,000	289,876
2	Federal Home Loan Mortgage Corp.	5.127%	9/18/07	102,418	102,182
[2,3]	Federal Home Loan Mortgage Corp.	5.190%	9/26/07	535,000	534,658
[2,3]	Federal Home Loan Mortgage Corp.	5.200%	10/1/07	500,000	499,791
2	Federal Home Loan Mortgage Corp.	5.194%–5.195%	12/6/07	378,677	373,588
2	Federal Home Loan Mortgage Corp.	5.142%	1/14/08	36,190	35,507
2	Federal Home Loan Mortgage Corp.	5.099%–5.138%	1/22/08	68,300	66,944
2	Federal Home Loan Mortgage Corp.	5.098%	1/28/08	28,400	27,815
2	Federal Home Loan Mortgage Corp.	4.938%–5.022%	2/19/08	103,399	101,025
2	Federal Home Loan Mortgage Corp.	5.110%	3/3/08	30,000	29,252
2	Federal Home Loan Mortgage Corp.	5.097%	3/31/08	92,048	89,419
2	Federal Home Loan Mortgage Corp.	4.818%	5/30/08	74,999	72,370
2	Federal National Mortgage Assn.	5.214%	9/12/07	242,669	242,287
2	Federal National Mortgage Assn.	5.217%	10/17/07	186,380	185,154
2	Federal National Mortgage Assn.	5.188%	10/24/07	158,357	157,161
2	Federal National Mortgage Assn.	5.212%	11/1/07	155,866	154,508
2	Federal National Mortgage Assn.	5.216%	11/7/07	391,688	387,934
2	Federal National Mortgage Assn.	5.193%	11/20/07	569,000	562,526
2	Federal National Mortgage Assn.	5.200%	1/11/08	406,394	398,809
2	Federal National Mortgage Assn.	5.133%	1/16/08	86,628	84,973
2	Federal National Mortgage Assn.	5.170%	1/23/08	16,921	16,579
2	Federal National Mortgage Assn.	5.128%–5.137%	2/6/08	96,615	94,493
2	Federal National Mortgage Assn.	4.939%–4.958%	2/20/08	170,315	166,391
Total U.S. Government and Agency Obligations (Cost $6,421,090)					6,421,090

Federal Money Market Fund

			Face	Market
		Maturity	Amount	Value•
	Yield[1]	Date	($000)	($000)
Repurchase Agreements (16.6%)
Barclays Capital Inc.
(Dated 8/31/07, Repurchase Value $318,187,000
collateralized by Federal Home Loan Bank Discount
Note, 10/31/07–11/28/07, Federal Home Loan Bank
4.625%–5.125%, 7/30/08–2/18/11)	5.300%	9/4/07	318,000	318,000
BNP Paribas Securities Corp.
(Dated 8/31/07, Repurchase Value $66,039,000,
collateralized by Federal Home Loan Bank 5.000%,
2/20/09–9/14/12, Federal Home Loan Mortgage
Corp. 5.125%, 8/23/10)	5.300%	9/4/07	66,000	66,000
BNP Paribas Securities Corp.
(Dated 8/31/07, Repurchase Value $1,486,000,
collateralized by U.S. Treasury Note
2.375%, 4/15/11)	5.150%	9/4/07	1,485	1,485
Citigroup Global Markets, Inc.
(Dated 8/31/07, Repurchase Value $41,024,000,
collateralized by Federal Home Loan Mortgage
Corp. 4.750%, 11/17/15)	5.300%	9/4/07	41,000	41,000
Credit Suisse Securities (USA), LLC
(Dated 8/31/07, Repurchase Value $225,131,000,
collateralized by Federal Home Loan Mortgage
Corp. 5.125%–6.625%, 5/21/09–4/18/11,
Federal National Mortgage Assn. 4.875%–7.125%,
4/15/09–1/15/30)	5.250%	9/4/07	225,000	225,000
Deutsche Bank Securities Inc.
(Dated 8/31/07, Repurchase Value $353,208,000,
collateralized by Federal Home Loan Bank 5.250%,
6/12/09, Federal Home Loan Mortgage Corp.
Discount Note, 9/13/07, Federal Home Loan
Mortgage Corp. 6.250%, 7/15/32, Federal National
Mortgage Assn. Discount Note, 1/15/30,
Federal National Mortgage Assn. 6.250%, 5/15/29)	5.300%	9/4/07	353,000	353,000
UBS Securities LLC
(Dated 8/31/07, Repurchase Value $272,159,000,
collateralized by Federal Home Loan Mortgage
Corp. 3.625%–5.500%, 2/15/08–8/23/17,
Federal National Mortgage Assn. 6.000%, 5/15/11)	5.270%	9/4/07	272,000	272,000
Total Repurchase Agreements (Cost $1,276,485)				1,276,485
Total Investments (100.3%) (Cost $7,697,575)				7,697,575
Other Assets and Liabilities (–0.3%)
Other Assets—Note B				67,532
Liabilities				(92,759)
				(25,227)
Net Assets (100%)
Applicable to 7,672,373,938 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)				7,672,348
Net Asset Value Per Share				$1.00

Federal Money Market Fund

At August 31, 2007, net assets consisted of:
	Amount	Per
	($000)	Share
Paid-in Capital	7,672,386	$1.00
Undistributed Net Investment Income	—	—
Accumulated Net Realized Losses	(38)	—
Unrealized Appreciation	—	—
Net Assets	7,672,348	$1.00

•	See Note A in Notes to Financial Statements.

1 Represents annualized yield at date of purchase for discount securities, and coupon for coupon-bearing securities.

2 The issuer operates under a congressional charter; its securities are neither issued nor guaranteed by the U.S. government. If needed, access to additional funding from the U.S. Treasury (beyond the issuer’s line of credit) would require congressional action.

3 Adjustable-rate note.

Federal Money Market Fund

Statement of Operations

Year Ended
August 31, 2007
($000)
Investment Income
Income
Interest	361,232
Total Income	361,232
Expenses
The Vanguard Group—Note B
Investment Advisory Services	557
Management and Administrative	13,661
Marketing and Distribution	1,721
Custodian Fees	112
Auditing Fees	23
Shareholders’ Reports	91
Trustees’ Fees and Expenses	10
Total Expenses	16,175
Net Investment Income	345,057
Realized Net Gain (Loss) on Investment Securities Sold	(21)
Change in Unrealized Appreciation (Depreciation) of Investment Securities Sold	—
Net Increase (Decrease) in Net Assets Resulting from Operations	345,036

Federal Money Market Fund

Statement of Changes in Net Assets

	Year Ended August 31,
	2007	2006
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	345,057	248,836
Realized Net Gain (Loss)	(21)	39
Change in Unrealized Appreciation (Depreciation)	—	—
Net Increase (Decrease) in Net Assets Resulting from Operations	345,036	248,875
Distributions
Net Investment Income	(345,057)	(248,836)
Realized Capital Gain	—	—
Total Distributions	(345,057)	(248,836)
Capital Share Transactions (at $1.00)
Issued	6,184,183	5,467,907
Issued in Lieu of Cash Distributions	335,363	242,468
Redeemed	(5,206,858)	(4,857,418)
Net Increase (Decrease) from Capital Share Transactions	1,312,688	852,957
Total Increase (Decrease)	1,312,667	852,996
Net Assets
Beginning of Period	6,359,681	5,506,685
End of Period	7,672,348	6,359,681

Federal Money Market Fund

Financial Highlights

	Year Ended August 31,
For a Share Outstanding Throughout Each Period	2007	2006	2005	2004	2003
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Investment Operations
Net Investment Income	.051	.042	.022	.008	.011
Net Realized and Unrealized Gain (Loss)
on Investments	—	—	—	—	—
Total from Investment Operations	.051	.042	.022	.008	.011
Distributions
Dividends from Net Investment Income	(.051)	(.042)	(.022)	(.008)	(.011)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(.051)	(.042)	(.022)	(.008)	(.011)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[1]	5.17%	4.31%	2.26%	0.82%	1.11%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$7,672	$6,360	$5,507	$5,575	$6,289
Ratio of Total Expenses to
Average Net Assets	0.24%	0.29%	0.30%	0.30%	0.32%
Ratio of Net Investment Income to
Average Net Assets	5.05%	4.25%	2.23%	0.81%	1.11%

1 Total returns do not include the account service fee that may be applicable to certain accounts with balances below $10,000. See accompanying Notes, which are an integral part of the Financial Statements.

Federal Money Market Fund

Notes to Financial Statements

Vanguard Federal Money Market Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund invests in short-term debt instruments issued by the U.S. government or its agencies and instrumentalities, and repurchase agreements collateralized by such instruments.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued at amortized cost, which approximates market value.

2. Repurchase Agreements: The fund may invest in repurchase agreements. Securities pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal; however, in the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Accordingly, no provision for federal income taxes is required in the financial statements.

4. Distributions: Dividends from net investment income are declared daily and paid on the first business day of the following month.

5. Other: Interest income is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date the securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the fund under methods approved by the board of trustees. The fund has committed to provide up to 0.40% of its net assets in capital contributions to Vanguard. At August 31, 2007, the fund had contributed capital of $642,000 to Vanguard (included in Other Assets), representing 0.01% of the fund’s net assets and 0.64% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and officers of Vanguard.

C. In June 2006, the Financial Accounting Standards Board issued Interpretation No. 48 (“FIN 48”), “Accounting for Uncertainty in Income Taxes.” FIN 48 establishes the minimum threshold for recognizing, and a system for measuring, the benefits of tax-return positions in financial statements, and is effective for the fund’s fiscal year beginning September 1, 2007. Management has analyzed the fund’s tax positions taken on federal income tax returns for all open tax years (tax years ended August 31, 2004–2007) for purposes of implementing FIN 48, and has concluded that as of August 31, 2007, no provision for income tax would be required in the fund’s financial statements.

Treasury Money Market Fund

Fund Profile

As of August 31, 2007

Financial Attributes

Yield	4.54%
Average Weighted Maturity	74 days
Average Quality[1]	Aaa
Expense Ratio	0.24%

Distribution by Credit Quality[1] (% of portfolio)

Aaa	100.0%

Sector Diversification (% of portfolio)

Treasury	100.0%

1 Moody’s Investors Service.

See page 58 for a glossary of investment terms.

Treasury Money Market Fund

Performance Summary

Investment returns will fluctuate. All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at www.vanguard.com/performance.) The returns shown do not reflect taxes that a shareholder would pay on fund distributions. An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1 per share, it is possible to lose money by investing in the fund. The annualized yield shown reflects the current earnings of the fund more closely than do the average annual returns.

		Average Annual Total Returns		Final Value
		Periods Ended August 31, 2007		of a $10,000
	One Year	Five Years	Ten Years	Investment
Treasury Money Market Fund[1]	4.88%	2.55%	3.48%	$14,081
Citigroup 3-Month Treasury Index	5.05	2.78	3.66	14,323
iMoneyNet Money Fund Report’s
Average 100% Treasury Fund	4.34	2.10	3.07	13,526

1 Total returns do not include the account service fee that may be applicable to certain accounts with balances below $10,000.

Treasury Money Market Fund

Fiscal-Year Total Returns (%): August 31, 1997–August 31, 2007
	Treasury Money	Average
Fiscal Year	Market Fund	Fund[1]
1998	5.1%	4.8%
1999	4.5	4.2
2000	5.4	5.0
2001	5.1	4.7
2002	2.0	1.6
2003	1.0	0.7
2004	0.7	0.4
2005	2.1	1.6
2006	4.1	3.5
2007	4.9	4.3
SEC 7-Day Annualized Yield (8/31/2007): 4.54%

Average Annual Total Returns: Periods Ended June 30, 2007

This table presents average annual total returns through the latest calendar quarter—rather than through the end of the fiscal period. Securities and Exchange Commission rules require that we provide this information.

	Inception Date	One Year	Five Years	Ten Years
Treasury Money Market Fund[2]	3/9/1983	4.88%	2.44%	3.49%

1 Derived from iMoneyNet Money Fund Report’s Average 100% Treasury Fund.

2 Total returns do not include the account service fee that may be applicable to certain accounts with balances below $10,000. Note: See Financial Highlights table on page 42 for dividend information.

Treasury Money Market Fund

Financial Statements

Statement of Net Assets

As of August 31, 2007

The fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at www.sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

			Face	Market
		Maturity	Amount	Value•
	Yield[1]	Date	($000)	($000)
U.S Government Securities (99.8%)
U.S. Treasury Bill	3.002%–5.037%	9/6/07	96,715	96,653
U.S. Treasury Bill	3.711%–4.365%	9/13/07	113,000	112,849
U.S. Treasury Bill	4.269%	9/17/07	3,270	3,264
U.S. Treasury Bill	1.532%–4.647%	9/20/07	58,930	58,845
U.S. Treasury Bill	3.777%–4.972%	9/27/07	378,883	377,591
U.S. Treasury Bill	4.805%–4.868%	10/4/07	480,000	477,905
U.S. Treasury Bill	4.880%–4.890%	10/11/07	530,000	527,157
U.S. Treasury Bill	4.865%–4.900%	10/18/07	253,694	252,091
U.S. Treasury Bill	4.946%–4.956%	10/25/07	879,000	872,576
U.S. Treasury Bill	4.872%–4.890%	11/1/07	293,000	290,609
U.S. Treasury Bill	4.759%–4.845%	11/8/07	172,669	171,111
U.S. Treasury Bill	3.807%–4.707%	11/15/07	510,789	505,946
U.S. Treasury Bill	3.567%–4.911%	11/23/07	387,346	383,720
U.S. Treasury Bill	4.485%–4.657%	11/29/07	600,000	593,280
U.S. Treasury Bill	3.939%–3.960%	1/3/08	70,000	69,063
U.S. Treasury Bill	4.914%	1/31/08	115,000	112,672
U.S. Treasury Bill	4.662%–4.846%	2/7/08	101,309	99,209
U.S. Treasury Bill	3.925%–4.835%	2/14/08	295,000	288,903
U.S. Treasury Bill	3.978%	2/21/08	225,000	220,783
U.S. Treasury Bill	4.484%–4.652%	2/28/08	375,000	366,636
Total U.S. Government Securities (Cost $5,880,863)				5,880,863
Other Assets and Liabilities (0.2%)
Other Assets—Note B				25,111
Liabilities				(14,604)
				10,507
Net Assets (100%)
Applicable to 5,890,853,257 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)				5,891,370
Net Asset Value Per Share				$1.00

Treasury Money Market Fund

At August 31, 2007, net assets consisted of:
	Amount	Per
	($000)	Share
Paid-in Capital	5,890,881	$1.00
Undistributed Net Investment Income	—	—
Accumulated Net Realized Gains	489	—
Unrealized Appreciation	—	—
Net Assets	5,891,370	$1.00

•	See Note A in Notes to Financial Statements.

1 Represents annualized yield at date of purchase for discount securities, and coupon for coupon-bearing securities.

Treasury Money Market Fund

Statement of Operations

Year Ended
August 31, 2007
($000)
Investment Income
Income
Interest	267,141
Total Income	267,141
Expenses
The Vanguard Group—Note B
Investment Advisory Services	440
Management and Administrative	10,669
Marketing and Distribution	1,362
Custodian Fees	64
Auditing Fees	17
Shareholders’ Reports	84
Trustees’ Fees and Expenses	8
Total Expenses	12,644
Net Investment Income	254,497
Realized Net Gain (Loss) on Investment Securities Sold	732
Change in Unrealized Appreciation (Depreciation) of Investment Securities	—
Net Increase (Decrease) in Net Assets Resulting from Operations	255,229

Treasury Money Market Fund

Statement of Changes in Net Assets

	Year Ended August 31,
	2007	2006
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	254,497	198,121
Realized Net Gain (Loss)	732	(475)
Change in Unrealized Appreciation (Depreciation)	—	—
Net Increase (Decrease) in Net Assets Resulting from Operations	255,229	197,646
Distributions
Net Investment Income	(254,497)	(198,121)
Realized Capital Gain	—	—
Total Distributions	(254,497)	(198,121)
Capital Share Transactions (at $1.00)
Issued	4,658,601	4,924,240
Issued in Lieu of Cash Distributions	248,231	193,061
Redeemed	(4,239,110)	(4,451,544)
Net Increase (Decrease) from Capital Share Transactions	667,722	665,757
Total Increase (Decrease)	668,454	665,282
Net Assets
Beginning of Period	5,222,916	4,557,634
End of Period	5,891,370	5,222,916

Treasury Money Market Fund

Financial Highlights

	Year Ended August 31,
For a Share Outstanding Throughout Each Period	2007	2006	2005	2004	2003
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Investment Operations
Net Investment Income	.048	.040	.021	.007	.010
Net Realized and Unrealized Gain (Loss)
on Investments	—	—	—	—	—
Total from Investment Operations	.048	.040	.021	.007	.010
Distributions
Dividends from Net Investment Income	(.048)	(.040)	(.021)	(.007)	(.010)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(.048)	(.040)	(.021)	(.007)	(.010)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[1]	4.88%	4.06%	2.12%	0.74%	1.03%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$5,891	$5,223	$4,558	$4,628	$4,959
Ratio of Total Expenses to
Average Net Assets	0.24%	0.29%	0.30%	0.30%	0.32%
Ratio of Net Investment Income to
Average Net Assets	4.76%	4.01%	2.10%	0.73%	1.03%

1 Total returns do not include the account service fee that may be applicable to certain accounts with balances below $10,000. See accompanying Notes, which are an integral part of the Financial Statements.

Treasury Money Market Fund

Notes to Financial Statements

Vanguard Treasury Money Market Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund invests in short-term debt instruments backed by the full faith and credit of the U.S. government.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued at amortized cost, which approximates market value.

2. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Accordingly, no provision for federal income taxes is required in the financial statements.

3. Distributions: Dividends from net investment income are declared daily and paid on the first business day of the following month.

4. Other: Interest income is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the fund under methods approved by the board of trustees. The fund has committed to provide up to 0.40% of its net assets in capital contributions to Vanguard. At August 31, 2007, the fund had contributed capital of $477,000 to Vanguard (included in Other Assets), representing 0.01% of the fund’s net assets and 0.48% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and officers of Vanguard.

C. In June 2006, the Financial Accounting Standards Board issued Interpretation No. 48 (“FIN 48”), “Accounting for Uncertainty in Income Taxes.” FIN 48 establishes the minimum threshold for recognizing, and a system for measuring, the benefits of tax-return positions in financial statements, and is effective for the fund’s fiscal year beginning September 1, 2007. Management has analyzed the fund’s tax positions taken on federal income tax returns for all open tax years (tax years ended August 31, 2004–2007) for purposes of implementing FIN 48, and has concluded that as of August 31, 2007, no provision for income tax would be required in the fund’s financial statements.

Admiral Treasury Money Market Fund

Fund Profile

As of August 31, 2007

Financial Attributes

Yield	4.64%
Average Weighted Maturity	76 days
Average Quality[1]	Aaa
Expense Ratio	0.10%

Distribution by Credit Quality[1] (% of portfolio)

Aaa	100.0%

Sector Diversification (% of portfolio)

Treasury	100.0%

1 Moody’s Investors Service.

See page 58 for a glossary of investment terms.

Admiral Treasury Money Market Fund

Performance Summary

Investment returns will fluctuate. All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at www.vanguard.com/performance.) The returns shown do not reflect taxes that a shareholder would pay on fund distributions. An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1 per share, it is possible to lose money by investing in the fund. The annualized yield shown reflects the current earnings of the fund more closely than do the average annual returns.

		Average Annual Total Returns		Final Value
		Periods Ended August 31, 2007		of a $50,000
	One Year	Five Years	Ten Years	Investment
Admiral Treasury Money Market Fund	5.02%	2.72%	3.65%	$71,586
Citigroup 3-Month Treasury Index	5.05	2.78	3.66	71,616
iMoneyNet Money Fund Report’s
Average 100% Treasury Fund	4.34	2.10	3.07	67,628

Admiral Treasury Money Market Fund

Fiscal-Year Total Returns (%): August 31, 1997–August 31, 2007
	Admiral Treasury	Average
Fiscal Year	Money Market Fund	Fund[1]
1998	5.3%	4.8%
1999	4.7	4.2
2000	5.5	5.0
2001	5.3	4.7
2002	2.1	1.6
2003	1.2	0.7
2004	0.9	0.4
2005	2.3	1.6
2006	4.2	3.5
2007	5.0	4.3
SEC 7-Day Annualized Yield (8/31/2007): 4.64%

Average Annual Total Returns: Periods Ended June 30, 2007

This table presents average annual total returns through the latest calendar quarter—rather than through the end of the fiscal period. Securities and Exchange Commission rules require that we provide this information.

	Inception Date	One Year	Five Years	Ten Years
Admiral Treasury Money Market Fund	12/14/1992	5.03%	2.61%	3.66%

1 Derived from iMoneyNet Money Fund Report’s Average 100% Treasury Fund.

Note: See Financial Highlights table on page 51 for dividend information.

Admiral Treasury Money Market Fund

Financial Statements

Statement of Net Assets

As of August 31, 2007

The fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at www.sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

			Face	Market
		Maturity	Amount	Value•
	Yield[1]	Date	($000)	($000)
U.S. Government Securities (100.0%)
U.S. Treasury Bill	5.020%–5.037%	9/6/07	1,426,196	1,425,209
U.S. Treasury Bill	3.711%–4.365%	9/13/07	226,301	226,003
U.S. Treasury Bill	4.269%	9/17/07	19,139	19,103
U.S. Treasury Bill	1.579%–5.038%	9/20/07	635,678	634,387
U.S. Treasury Bill	4.746%–4.972%	9/27/07	515,000	513,232
U.S. Treasury Bill	4.805%–4.868%	10/4/07	1,520,000	1,513,374
U.S. Treasury Bill	4.877%–4.890%	10/11/07	1,321,324	1,314,233
U.S. Treasury Bill	4.849%–4.900%	10/18/07	1,135,267	1,128,095
U.S. Treasury Bill	4.946%–4.956%	10/25/07	1,906,000	1,892,089
U.S. Treasury Bill	4.872%–4.890%	11/1/07	1,357,000	1,345,921
U.S. Treasury Bill	4.759%–4.845%	11/8/07	626,739	621,086
U.S. Treasury Bill	3.429%–4.707%	11/15/07	2,234,879	2,214,193
U.S. Treasury Bill	3.535%–4.911%	11/23/07	1,422,204	1,408,744
U.S. Treasury Bill	4.485%–4.657%	11/29/07	1,350,000	1,334,950
U.S. Treasury Bill	3.939%–3.960%	1/3/08	330,000	325,577
U.S. Treasury Bill	4.875%–4.914%	1/31/08	685,000	671,179
U.S. Treasury Bill	4.662%–4.846%	2/7/08	420,000	411,303
U.S. Treasury Bill	3.925%–4.835%	2/14/08	855,000	836,882
U.S. Treasury Bill	3.874%–3.978%	2/21/08	1,055,000	1,035,362
U.S. Treasury Bill	4.484%–4.678%	2/28/08	1,210,000	1,183,007
Total U.S. Government Securities (Cost $20,053,929)				20,053,929
Other Assets and Liabilities (0.0%)
Other Assets—Note B				75,184
Liabilities				(65,164)
				10,020
Net Assets (100%)
Applicable to 20,063,058,199 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)				20,063,949
Net Asset Value Per Share				$1.00

Admiral Treasury Money Market Fund

At August 31, 2007, net assets consisted of:
	Amount	Per
	($000)	Share
Paid-in Capital	20,063,060	$1.00
Undistributed Net Investment Income	—	—
Accumulated Net Realized Gains	889	—
Unrealized Appreciation	—	—
Net Assets	20,063,949	$1.00

•	See Note A in Notes to Financial Statements.

1 Represents annualized yield at date of purchase for discount securities, and coupon for coupon-bearing securities.

Admiral Treasury Money Market Fund

Statement of Operations

Year Ended
August 31, 2007
($000)
Investment Income
Income
Interest	864,440
Total Income	864,440
Expenses
The Vanguard Group—Note B
Investment Advisory Services	1,408
Management and Administrative	10,660
Marketing and Distribution	4,340
Custodian Fees	240
Auditing Fees	18
Shareholders’ Reports	64
Trustees’ Fees and Expenses	19
Total Expenses	16,749
Net Investment Income	847,691
Realized Net Gain (Loss) on Investment Securities Sold	2,478
Change in Unrealized Appreciation (Depreciation) of Investment Securities	—
Net Increase (Decrease) in Net Assets Resulting from Operations	850,169

Admiral Treasury Money Market Fund

Statement of Changes in Net Assets

	Year Ended August 31,
	2007	2006
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	847,691	622,279
Realized Net Gain (Loss)	2,478	(587)
Change in Unrealized Appreciation (Depreciation)	—	—
Net Increase (Decrease) in Net Assets Resulting from Operations	850,169	621,692
Distributions
Net Investment Income	(847,691)	(622,279)
Realized Capital Gain	—	—
Total Distributions	(847,691)	(622,279)
Capital Share Transactions (at $1.00)
Issued	17,590,283	16,807,460
Issued in Lieu of Cash Distributions	808,325	592,915
Redeemed	(14,319,509)	(15,254,987)
Net Increase (Decrease) from Capital Share Transactions	4,079,099	2,145,388
Total Increase (Decrease)	4,081,577	2,144,801
Net Assets
Beginning of Period	15,982,372	13,837,571
End of Period	20,063,949	15,982,372

Admiral Treasury Money Market Fund

Financial Highlights

	Year Ended August 31,
For a Share Outstanding Throughout Each Period	2007	2006	2005	2004	2003
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Investment Operations
Net Investment Income	.049	.041	.023	.009	.012
Net Realized and Unrealized Gain (Loss)
on Investments	—	—	—	—	—
Total from Investment Operations	.049	.041	.023	.009	.012
Distributions
Dividends from Net Investment Income	(.049)	(.041)	(.023)	(.009)	(.012)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(.049)	(.041)	(.023)	(.009)	(.012)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return	5.02%	4.22%	2.29%	0.91%	1.20%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$20,064	$15,982	$13,838	$13,270	$13,129
Ratio of Total Expenses to
Average Net Assets	0.10%	0.13%	0.13%	0.13%	0.14%
Ratio of Net Investment Income to
Average Net Assets	4.90%	4.15%	2.27%	0.91%	1.18%

See accompanying Notes, which are an integral part of the Financial Statements.

Admiral Treasury Money Market Fund

Notes to Financial Statements

Vanguard Admiral Treasury Money Market Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund invests in short-term debt instruments backed by the full faith and credit of the U.S. government.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued at amortized cost, which approximates market value.

2. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Accordingly, no provision for federal income taxes is required in the financial statements.

3. Distributions: Dividends from net investment income are declared daily and paid on the first business day of the following month.

4. Other: Interest income is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the fund under methods approved by the board of trustees. The fund has committed to provide up to 0.40% of its net assets in capital contributions to Vanguard. At August 31, 2007, the fund had contributed capital of $1,591,000 to Vanguard (included in Other Assets), representing 0.01% of the fund’s net assets and 1.59% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and officers of Vanguard.

C. In June 2006, the Financial Accounting Standards Board issued Interpretation No. 48 (“FIN 48”), “Accounting for Uncertainty in Income Taxes.” FIN 48 establishes the minimum threshold for recognizing, and a system for measuring, the benefits of tax-return positions in financial statements, and is effective for the fund’s fiscal year beginning September 1, 2007. Management has analyzed the fund’s tax positions taken on federal income tax returns for all open tax years (tax years ended August 31, 2004–2007) for purposes of implementing FIN 48, and has concluded that as of August 31, 2007, no provision for income tax would be required in the fund’s financial statements.

Report of Independent Registered Public Accounting Firm

To the Trustees of Vanguard Money Market Reserves, Vanguard Treasury Funds and Vanguard Admiral Funds and the Shareholders of Vanguard Prime Money Market Fund, Vanguard Federal Money Market Fund, Vanguard Treasury Money Market Fund and Vanguard Admiral Treasury Money Market Fund:

In our opinion, the accompanying statements of net assets and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Vanguard Prime Money Market Fund, Vanguard Federal Money Market Fund, Vanguard Treasury Money Market Fund and Vanguard Admiral Treasury Money Market Fund (the “Funds”) at August 31, 2007, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Funds’ management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at August 31, 2007 by correspondence with the custodians and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania

October 10, 2007

Special 2007 tax information (unaudited) for Vanguard Prime Money Market Fund

This information for the fiscal year ended August 31, 2007, is included pursuant to provisions of the Internal Revenue Code.

For non-resident alien shareholders, 74.06% of income dividends are interest related dividends.

Special 2007 tax information (unaudited) for Vanguard Federal Money Market Fund

This information for the fiscal year ended August 31, 2007, is included pursuant to provisions of the Internal Revenue Code.

For non-resident alien shareholders, 100% of income dividends are interest related dividends.

Special 2007 tax information (unaudited) for Vanguard Treasury Money Market Fund

This information for the fiscal year ended August 31, 2007, is included pursuant to provisions of the Internal Revenue Code.

For non-resident alien shareholders, 100% of income dividends are interest related dividends.

Special 2007 tax information (unaudited) for Vanguard Admiral Treasury Money Market Fund

This information for the fiscal year ended August 31, 2007, is included pursuant to provisions of the Internal Revenue Code.

For non-resident alien shareholders, 100.0% of income dividends are interest related dividends.

About Your Fund’s Expenses

As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The table on page 56 illustrates your fund’s costs in two ways:

• Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the fund’s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading “Expenses Paid During Period.”

• Based on hypothetical 5% yearly return. This section is intended to help you compare your fund’s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that the expenses shown in the table on page 56 are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs incurred by the fund for buying and selling securities. Further, the expenses do not include the account service fee described in the prospectus (the fee does not apply to the Prime Money Market Fund’s Institutional Shares or the Admiral Treasury Money Market Fund). If such a fee were applied to your account, your costs would be higher. Your fund does not charge transaction fees, such as purchase or redemption fees, nor does it carry a “sales load.”

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.

Six Months Ended August 31, 2007
	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During
Money Market Fund	2/28/2007	8/31/2007	Period[1]
Based on Actual Fund Return
Prime
Investor Shares	$1,000.00	$1,026.04	$1.12
Institutional Shares	1,000.00	1,026.76	0.41
Federal	1,000.00	1,025.77	1.12
Treasury	1,000.00	1,024.19	1.12
Admiral Treasury	1,000.00	1,024.85	0.46
Based on Hypothetical 5% Yearly Return
Prime
Investor Shares	$1,000.00	$1,024.10	$1.12
Institutional Shares	1,000.00	1,024.80	0.41
Federal	1,000.00	1,024.10	1.12
Treasury	1,000.00	1,024.10	1.12
Admiral Treasury	1,000.00	1,024.75	0.46

1 The calculations are based on expenses incurred in the most recent six-month period. The funds’ annualized six-month expense ratios for that period are: for the Prime Money Market Fund, 0.22% for Investor Shares and 0.08% for Institutional Shares; for the Federal Money Market Fund, 0.22%; for the Treasury Money Market Fund, 0.22%; and for the Admiral Treasury Money Market Fund, 0.09%. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period.

Trustees Approve Advisory Arrangement

The board of trustees of Vanguard Prime Money Market Fund, Federal Money Market Fund, Treasury Money Market Fund, and Admiral Treasury Money Market Fund has renewed the funds’ investment advisory arrangement with The Vanguard Group, Inc. Vanguard—through its Fixed Income Group—serves as the investment advisor for the funds. The board determined that continuing the funds’ internalized management structure was in the best interests of the funds and their shareholders.

The board based its decision upon an evaluation of the advisor’s investment staff, portfolio management process, and performance. The trustees considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangement. Rather, it was the totality of the circumstances that drove the board’s decision.

Nature, extent, and quality of services

The board considered the quality of the funds’ investment management over both the short and long term, and took into account the organizational depth and stability of the advisor. Vanguard has been managing investments for more than two decades. George U. Sauter, Vanguard managing director and chief investment officer, has been in the investment management business since 1985. Robert F. Auwaerter, principal in charge of the Fixed Income Group, has been in the investment management business since 1978. The Fixed Income Group adheres to a sound, disciplined investment management process; the team has considerable experience, stability, and depth.

The board concluded that Vanguard’s experience, stability, depth, and performance, among other factors, warranted continuation of the advisory arrangement.

Investment performance

The board considered the short- and long-term performance of the funds, including any periods of outperformance or underperformance of relevant benchmarks and peer groups. The board concluded that the funds have performed in line with expectations, and that their results have been consistent with their investment strategies. Information about the funds’ most recent performance can be found in the Performance Summary sections of this report.

Cost

The board concluded that the funds’ expense ratios were far below the average expense ratios charged by funds in their respective peer groups. The board noted that the funds’ advisory expense ratios were also well below their peer-group averages. Information about the funds’ expense ratios appears in the About Your Fund’s Expenses section of this report as well as in the Financial Statements sections.

The board does not conduct a profitability analysis of Vanguard because of Vanguard’s unique “at-cost” structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees, and produces “profits” only in the form of reduced expenses for fund shareholders.

The benefit of economies of scale

The board of trustees concluded that the funds’ low-cost arrangement with Vanguard ensures that the funds will realize economies of scale as they grow, with the cost to shareholders declining as fund assets increase.

The board will consider whether to renew the advisory arrangement again after a one-year period.

Glossary

Average Quality. An indicator of credit risk, this figure is the average of the ratings assigned to a fund’s fixed income holdings by credit-rating agencies. The agencies make their judgment after appraising an issuer’s ability to meet its obligations. Quality is graded on a scale, with Aaa or AAA indicating the most creditworthy bond issuers. U.S. Treasury securities are considered to have the highest credit quality.

Average Weighted Maturity. The average length of time until fixed income securities held by a fund reach maturity and are repaid. The figure reflects the proportion of fund assets represented by each security.

Expense Ratio. The percentage of a fund’s average net assets used to pay its annual administrative and advisory expenses. These expenses directly reduce returns to investors.

Inception Date. The date on which the assets of a fund (or one of its share classes) are first invested in accordance with the fund’s investment objective. For funds with a subscription period, the inception date is the day after that period ends. Investment performance is measured from the inception date.

Yield. A snapshot of a fund’s interest income. The yield is expressed as a percentage of the fund’s net asset value. For money market funds, yield is based on income earned over the past seven days and is annualized, or projected forward for the coming year.

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The People Who Govern Your Fund

The trustees of your mutual fund are there to see that the fund is operated and managed in your best interests since, as a shareholder, you are a part owner of the fund. Your fund’s trustees also serve on the board of directors of The Vanguard Group, Inc., which is owned by the Vanguard funds and provides services to them on an at-cost basis.

A majority of Vanguard’s board members are independent, meaning that they have no affiliation with Vanguard or the funds they oversee, apart from the sizable personal investments they have made as private individuals.

Our independent board members bring distinguished backgrounds in business, academia, and public service to their task of working with Vanguard officers to establish the policies and oversee the activities of the funds. Among board members’ responsibilities are selecting investment advisors for the funds; monitoring fund operations, performance, and costs; reviewing contracts; nominating and selecting new trustees/directors; and electing Vanguard officers.

Each trustee serves a fund until its termination; or until the trustee’s retirement, resignation, or death; or otherwise as specified in the fund’s organizational documents. Any trustee may be removed at a shareholders’ meeting by a vote representing two-thirds of the net asset value of all shares of the fund together with shares of other Vanguard funds organized within the same trust. The table on these two pages shows information for each trustee and executive officer of the fund. The mailing address of the trustees and officers is P.O. Box 876, Valley Forge, PA 19482.

Chairman of the Board, Chief Executive Officer, and Trustee

John J. Brennan[1]
Born 1954	Principal Occupation(s) During the Past Five Years: Chairman of the Board, Chief Executive
Trustee since May 1987;	Officer, and Director/Trustee of The Vanguard Group, Inc., and of each of the investment
Chairman of the Board and	companies served by The Vanguard Group.
Chief Executive Officer
147 Vanguard Funds Overseen

Independent Trustees

Charles D. Ellis
Born 1937	Principal Occupation(s) During the Past Five Years: Applecore Partners (pro bono ventures
Trustee since January 2001	in education); Senior Advisor to Greenwich Associates (international business strategy
147 Vanguard Funds Overseen	consulting); Successor Trustee of Yale University; Overseer of the Stern School of Business
at New York University; Trustee of the Whitehead Institute for Biomedical Research.

Rajiv L. Gupta
Born 1945	Principal Occupation(s) During the Past Five Years: Chairman, President, and
Trustee since December 2001[2]	Chief Executive Officer of Rohm and Haas Co. (chemicals); Board Member of
147 Vanguard Funds Overseen	the American Chemistry Council; Director of Tyco International, Ltd. (diversified manufacturing and services) since 2005; Trustee of Drexel University and of the
Chemical Heritage Foundation.

Amy Gutmann
Born 1949	Principal Occupation(s) During the Past Five Years: President of the University of
Trustee since June 2006	Pennsylvania since 2004; Professor in the School of Arts and Sciences, Annenberg School
147 Vanguard Funds Overseen	for Communication, and Graduate School of Education of the University of Pennsylvania
since 2004; Provost (2001–2004) and Laurance S. Rockefeller Professor of Politics and
the University Center for Human Values (1990–2004), Princeton University; Director of
Carnegie Corporation of New York since 2005 and of Schuylkill River Development
Corporation and Greater Philadelphia Chamber of Commerce since 2004.

JoAnn Heffernan Heisen
Born 1950	Principal Occupation(s) During the Past Five Years: Corporate Vice President and
Trustee since July 1998	Chief Global Diversity Officer since 2006, Vice President and Chief Information
147 Vanguard Funds Overseen	Officer (1997–2005), and Member of the Executive Committee of Johnson &
Johnson (pharmaceuticals/consumer products); Director of the University Medical
Center at Princeton and Women’s Research and Education Institute.

André F. Perold
Born 1952	Principal Occupation(s) During the Past Five Years: George Gund Professor of Finance
Trustee since December 2004	and Banking, Harvard Business School; Senior Associate Dean, Director of Faculty
147 Vanguard Funds Overseen	Recruiting, and Chair of Finance Faculty, Harvard Business School; Director and Chairman
of UNX, Inc. (equities trading firm) since 2003; Chair of the Investment Committee of
HighVista Strategies LLC (private investment firm) since 2005.

Alfred M. Rankin, Jr.
Born 1941	Principal Occupation(s) During the Past Five Years: Chairman, President, Chief Executive
Trustee since January 1993	Officer, and Director of NACCO Industries, Inc. (forklift trucks/housewares/lignite); Director
147 Vanguard Funds Overseen	of Goodrich Corporation (industrial products/aircraft systems and services).

J. Lawrence Wilson
Born 1936	Principal Occupation(s) During the Past Five Years: Retired Chairman and Chief Executive
Trustee since April 1985	Officer of Rohm and Haas Co. (chemicals); Director of Cummins Inc. (diesel engines) and
147 Vanguard Funds Overseen	AmerisourceBergen Corp. (pharmaceutical distribution); Trustee of Vanderbilt University and of Culver Educational Foundation.

Executive Officers[1]

Thomas J. Higgins
Born 1957	Principal Occupation(s) During the Past Five Years: Principal of The Vanguard Group, Inc.;
Treasurer since July 1998	Treasurer of each of the investment companies served by The Vanguard Group.
147 Vanguard Funds Overseen

Heidi Stam
Born 1956	Principal Occupation(s) During the Past Five Years: Managing Director of The Vanguard
Secretary since July 2005	Group, Inc., since 2006; General Counsel of The Vanguard Group since 2005; Secretary of
147 Vanguard Funds Overseen	The Vanguard Group, and of each of the investment companies served by The Vanguard
Group, since 2005; Principal of The Vanguard Group (1997–2006).

Vanguard Senior Management Team

R. Gregory Barton	Kathleen C. Gubanich	F. William McNabb, III	Ralph K. Packard
Mortimer J. Buckley	Paul A. Heller	Michael S. Miller	George U. Sauter

Founder

John C. Bogle
Chairman and Chief Executive Officer, 1974–1996

1 Officers of the funds are “interested persons” as defined in the Investment Company Act of 1940.

2 December 2002 for Vanguard Equity Income Fund, Vanguard Growth Equity Fund, the Vanguard Municipal Bond Funds, and the Vanguard State Tax-Exempt Funds.

More information about the trustees is in the Statement of Additional Information, available from The Vanguard Group.

P.O. Box 2600
Valley Forge, PA 19482-2600

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You can obtain a free copy of Vanguard’s proxy voting
This material may be used in conjunction	guidelines by visiting our website, www.vanguard.com,
with the offering of shares of any Vanguard	and searching for “proxy voting guidelines,” or by calling
fund only if preceded or accompanied by	Vanguard at 800-662-2739. They are also available from
the fund’s current prospectus.	the SEC’s website, www.sec.gov. In addition, you may
obtain a free report on how your fund voted the proxies for
securities it owned during the 12 months ended June 30.
To get the report, visit either www.vanguard.com
or www.sec.gov.

You can review and copy information about your fund
at the SEC’s Public Reference Room in Washington, D.C.
To find out more about this public service, call the SEC
at 202-551-8090. Information about your fund is also
available on the SEC’s website, and you can receive
copies of this information, for a fee, by sending a
request in either of two ways: via e-mail addressed to
publicinfo@sec.gov or via regular mail addressed to the
Public Reference Section, Securities and Exchange
Commission, Washington, DC 20549-0102.

© 2007 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.

Q300 102007

Item 2: Code of Ethics. The Registrant has adopted a code of ethics that applies to the Registrant’s principal executive officer, principal financial officer, principal accounting officer or controller or persons performing similar functions. The Code of Ethics was amended during the reporting period covered by this report to make certain technical, non-material changes.

Item 3: Audit Committee Financial Expert. The following members of the Audit Committee have been determined by the Registrant’s Board of Trustees to be Audit Committee Financial Experts serving on its Audit Committee, and to be independent: Charles D. Ellis, Rajiv L. Gupta, JoAnn Heffernan Heisen, André F. Perold, Alfred M. Rankin, Jr., and J. Lawrence Wilson.

Item 4: Principal Accountant Fees and Services.

(a) Audit Fees.

Audit Fees of the Registrant

Fiscal Year Ended August 31, 2007: $17,000

Fiscal Year Ended August 31, 2006: $16,000

Aggregate Audit Fees of Registered Investment Companies in the Vanguard Group.

Fiscal Year Ended August 31, 2007: $2,835,320

Fiscal Year Ended August 31, 2006: $2,347,620

(b) Audit-Related Fees.

Fiscal Year Ended August 31, 2007: $630,400

Fiscal Year Ended August 31, 2006: $530,000

Includes fees billed in connection with assurance and related services provided to the Registrant, The Vanguard Group, Inc., Vanguard Marketing Corporation, and other registered investment companies in the Vanguard Group.

(c) Tax Fees.

Fiscal Year Ended August 31, 2007: $215,900

Fiscal Year Ended August 31, 2006: $101,300

Includes fees billed in connection with tax compliance, planning and advice services provided to the Registrant, The Vanguard Group, Inc., Vanguard Marketing Corporation, and other registered investment companies in the Vanguard Group and related to income and excise taxes.

(d) All Other Fees.

Fiscal Year Ended August 31, 2007: $0

Fiscal Year Ended August 31, 2006: $0

Includes fees billed for services related to risk management and privacy matters. Services were provided to the Registrant, The Vanguard Group, Inc., Vanguard Marketing Corporation, and other registered investment companies in the Vanguard Group.

(e) (1) Pre-Approval Policies. The policy of the Registrant’s Audit Committee is to consider and, if appropriate, approve before the principal accountant is engaged for such services, all specific audit and non-audit services provided to: (1) the Registrant; (2) The Vanguard Group, Inc.; (3) other entities controlled by The Vanguard Group, Inc. that provide ongoing services to the Registrant; and (4) other registered investment companies in the Vanguard Group. In making a determination, the Audit Committee considers whether the services are consistent with maintaining the principal accountant’s independence.

In the event of a contingency situation in which the principal accountant is needed to provide services in between scheduled Audit Committee meetings, the Chairman of the Audit Committee would be called on to consider and, if appropriate, pre-approve audit or permitted non-audit services in an amount sufficient to complete services through the next Audit Committee meeting, and to determine if such services would be consistent with maintaining the accountant’s independence. At the next scheduled Audit Committee meeting, services and fees would be presented to the Audit Committee for formal consideration, and, if appropriate, approval by the entire Audit Committee. The Audit Committee would again consider whether such services and fees are consistent with maintaining the principal accountant’s independence.

The Registrant’s Audit Committee is informed at least annually of all audit and non-audit services provided by the principal accountant to the Vanguard complex, whether such services are provided to: (1) the Registrant; (2) The Vanguard Group, Inc.; (3) other entities controlled by The Vanguard Group, Inc. that provide ongoing services to the Registrant; or (4) other registered investment companies in the Vanguard Group.

(2) No percentage of the principal accountant’s fees or services were approved pursuant to the waiver provision of paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) For the most recent fiscal year, over 50% of the hours worked under the principal accountant’s engagement were not performed by persons other than full-time, permanent employees of the principal accountant.

(g) Aggregate Non-Audit Fees.

Fiscal Year Ended August 31, 2007: $215,900

Fiscal Year Ended August 31, 2006: $101,300

Includes fees billed for non-audit services provided to the Registrant, The Vanguard Group, Inc., Vanguard Marketing Corporation, and other registered investment companies in the Vanguard Group.

(h) For the most recent fiscal year, the Audit Committee has determined that the provision of all non-audit services was consistent with maintaining the principal accountant’s independence.

Item 5: Not Applicable.

Item 6: Not Applicable.

Item 7: Not Applicable.

Item 8: Not Applicable.

Item 9: Not Applicable.

Item 10: Not Applicable.

Item 11: Controls and Procedures.

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant's Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. There were no significant changes in Registrant’s Internal Control Over Financial Reporting or in other factors that could significantly affect this control subsequent to the date of the evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 12: Exhibits.

(a)	Code of Ethics.
(b)	Certifications.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD TREASURY FUND

BY:	(signature)
(HEIDI STAM)
JOHN J. BRENNAN*
CHIEF EXECUTIVE OFFICER

Date: October 18, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD TREASURY FUND

BY:	(signature)
(HEIDI STAM)
JOHN J. BRENNAN*
CHIEF EXECUTIVE OFFICER

Date: October 18, 2007

VANGUARD TREASURY FUND

BY:	(signature)
(HEIDI STAM)
THOMAS J. HIGGINS*
TREASURER

Date: October 18, 2007

*By Power of Attorney. See File Number 333-145624, filed on August 22, 2007. Incorporated by Reference.